UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE CAPITAL PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 2.6%
Johnson Controls Inc.	68,000	$2,826,760

Hotels, Restaurants & Leisure - 3.0%
Yum! Brands Inc.	64,000	3,288,320

Household Durables - 7.5%
Jarden Corp.	100,000	3,557,000
NVR Inc.	1,500	1,134,000	*
Toll Brothers Inc.	54,000	1,067,580	*
Whirlpool Corp.	30,000	2,560,800

Total Household Durables		8,319,380

Specialty Retail - 3.9%
Jos. A. Bank Clothiers Inc.	38,000	1,933,440	*
Ross Stores Inc.	33,000	2,346,960

Total Specialty Retail		4,280,400

TOTAL CONSUMER DISCRETIONARY		18,714,860

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Pantry Inc.	164,000	2,432,120	*

ENERGY - 10.9%
Energy Equipment & Services - 2.6%
ION Geophysical Corp.	85,113	1,080,084	*
Oceaneering International Inc.	20,000	1,789,000	*

Total Energy Equipment & Services		2,869,084

Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	35,000	3,760,050
Petrohawk Energy Corp.	110,000	2,699,400	*
Whiting Petroleum Corp.	36,000	2,644,200	*

Total Oil, Gas & Consumable Fuels		9,103,650

TOTAL ENERGY		11,972,734

FINANCIALS - 16.6%
Capital Markets - 13.4%
BlackRock Inc.	16,000	3,216,160
Charles Schwab Corp.	187,000	3,371,610
Invesco Ltd.	100,000	2,556,000
Lazard Ltd., Class A	38,000	1,580,040
Och-Ziff Capital Management Group	110,000	1,795,200
State Street Corp.	49,000	2,202,060

Total Capital Markets		14,721,070

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	49,600	2,286,560

Thrifts & Mortgage Finance - 1.1%
People’s United Financial Inc.	103,000	1,295,740

TOTAL FINANCIALS		18,303,370

HEALTH CARE - 12.8%
Biotechnology - 2.2%
Onyx Pharmaceuticals Inc.	62,000	2,181,160	*
Vanda Pharmaceuticals Inc.	27,392	199,687	*

Total Biotechnology		2,380,847

Health Care Providers & Services - 2.4%
Mednax Inc.	40,000	2,664,400	*

Pharmaceuticals - 8.2%
Roche Holding AG	20,000	2,856,832
Shire PLC, ADR	37,000	3,222,700
Warner Chilcott PLC, Class A Shares	128,000	2,979,840

Total Pharmaceuticals		9,059,372

TOTAL HEALTH CARE		14,104,619

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.8%
L-3 Communications Holdings Inc.	25,000	$1,957,750

Air Freight & Logistics - 1.8%
UTI Worldwide Inc.	100,000	2,024,000

Commercial Services & Supplies - 2.2%
Cintas Corp.	80,000	2,421,600

Construction & Engineering - 3.3%
Aecom Technology Corp.	40,000	1,109,200	*
Quanta Services Inc.	115,000	2,579,450	*

Total Construction & Engineering		3,688,650

Electrical Equipment - 2.2%
EnerSys	60,000	2,385,000	*

TOTAL INDUSTRIALS		12,477,000

INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 2.0%
Seagate Technology PLC	150,000	2,160,000	*

Internet Software & Services - 4.5%
Google Inc., Class A Shares	6,500	3,810,365	*
Monster Worldwide Inc.	71,000	1,128,900	*

Total Internet Software & Services		4,939,265

Semiconductors & Semiconductor Equipment - 4.4%
Cymer Inc.	46,000	2,602,680	*
Xilinx Inc.	68,000	2,230,400

Total Semiconductors & Semiconductor Equipment		4,833,080

Software - 8.0%
Amdocs Ltd.	38,000	1,096,300	*
Check Point Software Technologies Ltd.	50,000	2,552,500	*
Microsoft Corp.	140,000	3,550,400
Quest Software Inc.	64,000	1,624,960	*

Total Software		8,824,160

TOTAL INFORMATION TECHNOLOGY		20,756,505

MATERIALS - 8.8%
Chemicals - 0.5%
Nalco Holding Co.	20,000	546,200

Containers & Packaging - 3.4%
Crown Holdings Inc.	98,000	3,780,840	*

Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd.	41,010	2,721,014
Newmont Mining Corp.	48,000	2,619,840

Total Metals & Mining		5,340,854

TOTAL MATERIALS		9,667,894

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $90,837,574)		108,429,102

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with Deutche Bank Securites Inc.; Proceeds at maturity - $2,031,008; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.125% due 12/21/12 to 2/11/14; Market value - $2,071,635) (Cost - $2,031,000)	0.150%	4/1/11	$2,031,000	$2,031,000

TOTAL INVESTMENTS - 100.4% (Cost - $92,868,574#)				110,460,102
Liabilities in Excess of Other Assets - (0.4)%				(423,741)

TOTAL NET ASSETS - 100.0%				$110,036,361

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Capital Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$108,429,102	—	—	$108,429,102
Short-term investments†	—	$2,031,000	—	2,031,000

Total investments	$108,429,102	$2,031,000	—	$110,460,102

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks.

The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,071,941
Gross unrealized depreciation	(1,480,413)

Net unrealized appreciation	$17,591,528

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011